ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of accounts receivable
Contract assets (note 2(c))	$ 2,290	$ 2,132
US Employee Retention Credit receivable (note 9)	5,456	0
Accounts receivables, net	85,310	68,575
Trade receivables
Components of accounts receivable
Accounts receivable, gross	68,838	53,213
Less: allowance for doubtful accounts	(2,581)	(3,631)	$ (2,975)
Accounts receivables, net	66,257	49,582
Sales taxes receivable
Components of accounts receivable
Accounts receivable, gross	2,425	4,419
Financing receivables
Components of accounts receivable
Financing receivables	217	342
Other receivables
Components of accounts receivable
Other receivables	6,288	8,750
R&D tax credits
Components of accounts receivable
Accounts receivable, gross	$ 2,377	$ 3,350